INDEX 500




ADVANTUS INDEX 500 FUND, INC.
ANNUAL REPORT TO SHAREHOLDERS DATED JULY 31, 1999


                                                    [LOGO]
                                                ADVANTUS-TM-
                                               FAMILY OF FUNDS

[GRAPHIC]

ADVANTUS INDEX 500 FUND

TABLE OF CONTENTS

PERFORMANCE UPDATE                            2

INVESTMENTS IN SECURITIES                     5

STATEMENT OF ASSETS AND LIABILITIES          14

STATEMENT OF OPERATIONS                      15

STATEMENTS OF CHANGES IN NET ASSETS          16

NOTES TO FINANCIAL STATEMENTS                17

INDEPENDENT AUDITORS' REPORT                 21

FEDERAL INCOME TAX INFORMATION               22

SHAREHOLDER SERVICES                         23

LETTER FROM THE PRESIDENT                                                [PHOTO]

Dear Shareholder:

The United States still leads the world's growth, albeit growth has slowed from past quarters. The broad base of the U.S. economy is a contributing factor to our country's sustained health in world markets. The Federal Reserve (Fed) remains vigilant in its quest to maintain a healthy U.S. economy.

The Fed adjusted the federal funds rate, the rate at which banks lend one another money overnight, four times in this reporting period (August 1, 1998 - July 31, 1999 and once more in late August, 1999). These adjustments of one quarter percent (25 basis points) each since August of 1998, moved rates down 75 basis points in 1998 and up 50 basis points in 1999. These actions, which individually had little effect on the markets, demonstrated the Fed's neutral bias, which simply means the Fed plans to wait and watch how the economy develops. This neutral bias could, however, change at any time - and likely will.

The U.S. stock market continues to soar, although we have witnessed an extremely volatile market during this reporting period. Early in the second quarter 1999, the leadership in the marketplace changed dramatically for a time. There was a move away from the "nifty twenty" stocks (the largest, most highly capitalized blue chip companies) and the internet stocks. These mega-stocks and internet stocks broke their steep up-trends when the weight of relatively high valuations and some earnings disappointments, caused investors to rethink their investment strategies. The news that the market was finally broadening was very welcome. In hindsight, the market has broadened, but large cap growth stocks continue to lead the market.

During this period, bond performance was lackluster due to the rise in the level of interest rates. Higher interest rates and lower bond prices have been the bond market theme for the past eight months. In June, for example, yields on the ten-year bond rose above six percent, as fixed income investors continued to worry about strong economic growth in the U.S., higher oil prices, the Federal Reserve's bias to raise interest rates, and seeds of a global economic recovery. At the end of the reporting period, yields were roughly one percent higher across the yield curve from the beginning of the year. This sharp increase in interest rates in a short period of time caused most major bond indices to show negative total returns for the first half of 1999.

Thank you for investing with Advantus.

Sincerely,

/s/ William N. Westhoff

William N. Westhoff, President
Advantus Funds

ADVANTUS INDEX 500 FUND
PERFORMANCE UPDATE

[PHOTO]

JAMES SEIFERT
PORTFOLIO MANAGER
The Advantus Index 500 Fund
seeks investment results that
correspond generally to the
price and yield performance
of the common stocks included
in the Standard and Poor's
Corporation 500 Composite
Stock Index (S&P 500 Index).+
It is designed to provide an
economical and convenient
means of maintaining a broad
position in the equity market
as part of an overall
investment strategy.
  - Dividends paid quarterly.
  - Capital gains distributions paid annually.
PERFORMANCE
For the year ended July 31, 1999, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

CLASS A..........................  19.13 PERCENT*
CLASS B..........................  18.10 PERCENT*
CLASS C..........................  18.03 PERCENT*

This compares to the S&P 500 Index,** which earned 20.18 percent for the same period.

PERFORMANCE ANALYSIS
For most of this reporting period, the market was driven by the largest stocks in the index. Early in the second quarter 1999 the leadership in the marketplace changed dramatically. The largest stocks in the index came under selling pressure after leading this capitalization-weighted index over the last three years. The "nifty twenty" leadership stocks and the internet darlings broke their steep up-trends when the weight of relatively high valuations and a few earnings disappointments caused investors to re-think their investment strategies. Basic industry, cyclical and value stocks of all kinds jumped to life in a frenzy of rotation in the marketplace.

By the end of the reporting period, the S&P 500 Index** continued to soar. However, the leadership has been reassigned to a broader group of stocks. When the Federal Reserve moved the discount rate up slightly (25 basis points) and indicated a neutral stance to any additional moves in rates, the markets finished this reporting period with a relief rally. Note: Fed Fund rates moved up another 25 basis points in late August 1999. These increases totaling one-half percent (50 basis points) had little effect on the market this calendar year.

OUTLOOK
Unless long-term interest rates reverse their recent upward trend, we believe there will not be any room for continued gains in the stock market from valuation changes. Gains from this point will likely come from earnings and continued productivity gains. We do expect the U.S. economy will likely continue growing, albeit more slowly than in the past, with recoveries in both Asia and Europe adding strength to our outlook. Until growth overseas accelerates strongly we don't expect inflation to be a problem for our economy. We believe gains in corporate earnings could give the stock market additional room for some advancement in the remaining months of 1999.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
                   INVESTMENT IN THE ADVANTUS INDEX 500 FUND,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through July 31, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    AVERAGE ANNUAL TOTAL RETURN:
Class A:
                                                       One year     12.58%
                                                Since inception
                                                      (1/31/97)     21.11%
Class B:
                                                       One year     13.10%
                                                Since inception
                                                      (1/31/97)     21.78%
Class C:
                                                       One year     18.03%
                                                Since inception
                                                      (1/31/97)     22.62%
(Thousands)
                                                        Class A    Class B    Class C     S&P 500 Index        CPI
1/31/1997                                               $10,000    $10,000    $10,000           $10,000    $10,000
7/31/1997                                                11,464     11,577     12,043            12,244     10,075
7/31/1998                                                13,549     13,701     14,101            14,607     10,245
7/31/1999                                                16,141     16,362     16,644            17,557     10,458

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.
+"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.

TEN LARGEST STOCK HOLDINGS

                                                          MARKET     % OF STOCK
COMPANY                                       SHARES      VALUE       PORTFOLIO
-------------------------------------------  --------   ----------   -----------
Microsoft Corporation......................    24,000   $2,059,500          4.0%
General Electric Company...................    15,300    1,667,700          3.2%
International Business Machines............     8,600    1,080,913          2.1%
Intel......................................    15,100    1,041,900          2.0%
Lucent Technologies, Inc...................    14,350      933,647          1.8%
Cisco Systems, Inc.........................    14,700      913,238          1.8%
Exxon Corporation..........................    11,400      904,875          1.8%
Wal-Mart Stores, Inc.......................    20,800      878,800          1.7%
AT&T Corporation...........................    14,959      776,933          1.5%
Merck & Co., Inc...........................    11,100      751,331          1.5%
                                                        ----------          ---
                                                        $11,008,837        21.4%
                                                        ----------          ---
                                                        ----------          ---

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash and Other
Assets/Liabilities                     .2%
Transportation                        1.0%
Depository Receipts                   2.1%
Utilities                             2.8%
Basic Materials                       3.9%
Energy                                5.9%
Capital Goods                         7.9%
Communication Services                9.3%
Consumer Cyclical                     9.4%
Health Care                          10.2%
Consumer Staples                     11.4%
Financial                            15.3%
Technology                           20.6%

                                                         ADVANTUS INDEX 500 FUND
                                                       INVESTMENTS IN SECURITIES
                                                                   JULY 31, 1999

           (Percentages of each investment category relate to total net assets.)

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
COMMON STOCK (97.7%)
  BASIC MATERIALS (3.9%)
    Agriculture Products (.3%)
   2,861   Archer Daniels Midland Company...................     $      40,057
   2,900   Pioneer Hi-Bred International....................           112,737
                                                              ----------------
                                                                       152,794
                                                              ----------------
    Aluminum (.3%)
   2,400   Alcan Aluminum Limited (c).......................            72,300
   1,400   Alcoa, Inc.......................................            83,825
                                                              ----------------
                                                                       156,125
                                                              ----------------
    Chemicals (2.0%)
   1,500   Air Products and Chemicals, Inc. ................            50,156
     900   Dow Chemical Company.............................           111,600
   5,100   E.I. DuPont de Nemours and Company...............           367,519
     200   Eastman Chemical Company.........................            10,337
   2,000   Ecolab, Inc. ....................................            85,250
     500   Engelhard Corporation............................            11,156
     300   Hercules, Inc. ..................................            10,462
   1,900   International Flavors & Fragrances...............            86,094
   2,600   Monsanto Company.................................           101,725
   1,200   PPG Industries, Inc..............................            71,550
     600   Praxair, Inc.....................................            27,675
   1,421   Rohm and Haas Company............................            60,570
     500   Sigma-Aldrich Corporation........................            16,812
     900   Union Carbide Corporation........................            43,200
                                                              ----------------
                                                                     1,054,106
                                                              ----------------
    Iron and Steel (.1%)
   1,400   Allegheny Teledyne, Inc..........................            30,012
     200   Nucor Corporation................................             9,700
     300   USX-U.S. Steel Group, Inc. ......................             7,781
                                                              ----------------
                                                                        47,493
                                                              ----------------

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  BASIC MATERIALS--CONTINUED
    Mining (.2%)
   4,000   Barrick Gold Corporation (c).....................     $      74,250
     300   Freeport-McMoran Copper..........................             5,062
     400   Inco, Ltd. (c)...................................             7,100
     100   Phelps Dodge Corporation.........................             5,931
                                                              ----------------
                                                                        92,343
                                                              ----------------
    Paper and Forest (1.0%)
     200   Bemis Company, Inc...............................             7,400
   1,300   Champion International Corporation...............            67,275
   1,300   Fort James Corporation...........................            47,450
   1,000   Georgia-Pacific Corporation......................            44,937
   2,200   International Paper Company......................           112,475
   2,000   Kimberly Clark Corporation.......................           122,000
     200   Temple-Inland, Inc. .............................            12,650
     600   Weyerhaeuser Company.............................            38,812
   1,400   Willamette Industries, Inc.......................            63,000
                                                              ----------------
                                                                       515,999
                                                              ----------------
  CAPITAL GOODS (7.9%)
    Aerospace/Defense (1.6%)
   2,100   Allied-Signal, Inc. .............................           135,844
     900   General Dynamics Corporation.....................            60,581
   1,200   Lockheed Martin Corporation......................            41,775
   1,400   Northrop Grumman Corporation.....................           100,975
   1,100   Raytheon Company.................................            77,344
   1,400   Rockwell International Corporation...............            82,337
     400   Textron, Inc.....................................            32,900
   3,760   The Boeing Company...............................           170,610
   2,300   United Technologies Corporation..................           153,381
                                                              ----------------
                                                                       855,747
                                                              ----------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CAPITAL GOODS--CONTINUED
    Containers-Metal/Glass (.1%)
     400   Crown Cork & Seal Company, Inc...................     $      11,725
     800   Owens-Illinois, Inc. (b).........................            19,950
                                                              ----------------
                                                                        31,675
                                                              ----------------
    Electrical Equipment (4.1%)
   3,000   CBS Corporation (b)..............................           131,812
     600   Cooper Industries, Inc...........................            32,925
   2,000   Emerson Electric Company.........................           119,375
  15,300   General Electric Company.........................         1,667,700
     800   Honeywell, Inc...................................            95,850
     600   Raychem Corporation..............................            22,875
   1,400   Solectron Corporation (b)........................            90,212
   1,000   Thermo Electron Corporation (b)..................            17,187
                                                              ----------------
                                                                     2,177,936
                                                              ----------------
    Engineering/Construction (.3%)
   1,600   Caterpillar, Inc. ...............................            93,800
   1,800   Fluor Corporation................................            72,112
                                                              ----------------
                                                                       165,912
                                                              ----------------
    Machinery (.3%)
   1,500   Deere & Company..................................            57,375
     100   Dover Corporation................................             3,950
   1,800   Ingersoll Rand Company...........................           115,762
                                                              ----------------
                                                                       177,087
                                                              ----------------
    Manufacturing (1.1%)
   1,600   Avery Dennison Corporation.......................            98,200
     900   Illinois Tool Works, Inc.........................            66,881
     500   Pall Corporation.................................            10,531
     300   Parker Hannifin Corporation......................            14,156
     600   Tenneco, Inc.....................................            13,687
   3,612   Tyco International, Ltd..........................           352,847
                                                              ----------------
                                                                       556,302
                                                              ----------------

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CAPITAL GOODS--CONTINUED
    Office Equipment (.2%)
     900   Ikon Office Solutions, Inc.......................     $      11,869
   1,200   Pitney Bowes, Inc................................            76,350
                                                              ----------------
                                                                        88,219
                                                              ----------------
    Trucks and Parts (.1%)
   1,400   Navistar International Corporation (b)...........            62,212
     200   Paccar, Inc......................................            11,462
                                                              ----------------
                                                                        73,674
                                                              ----------------
    Waste Management (.1%)
   2,397   Waste Management, Inc............................            61,273
                                                              ----------------
  COMMUNICATION SERVICES (9.3%)
    Cellular (.7%)
   1,500   Nextel Communications, Inc. (b)..................            80,344
   1,350   Vodafone AirTouch PLC (c)........................           284,175
                                                              ----------------
                                                                       364,519
                                                              ----------------
    Telecommunication (2.2%)
   9,000   MCI Worldcom, Inc. (b)...........................           742,500
     700   Qualcomm, Inc. (b)...............................           109,200
   4,400   Sprint Corporation...............................           227,425
   1,750   Sprint Corporation                                          106,094
            (PCS Group) (b).................................
                                                              ----------------
                                                                     1,185,219
                                                              ----------------
    Telephone (6.4%)
   1,700   Alltel Corporation...............................           122,081
   4,900   Ameritech Corporation............................           358,925
  14,959   AT&T Corporation.................................           776,933
   6,974   Bell Atlantic Corporation........................           444,592
   8,700   Bellsouth Corporation............................           417,600
   2,400   CenturyTel, Inc. ................................           102,600
   1,200   Frontier Corporation.............................            66,525
   4,400   GTE Corporation..................................           324,225
   2,400   MediaOne, Inc. (b)...............................           173,700
   8,684   SBC Communications, Inc..........................           496,616
   1,838   U.S. West, Inc...................................           105,327
                                                              ----------------
                                                                     3,389,124
                                                              ----------------

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CONSUMER CYCLICAL (9.4%)
    Auto (1.3%)
     400   Cooper Tire & Rubber Company.....................     $       9,000
     849   Dana Corporation.................................            35,466
   2,597   Delphi Automotive Systems Corporation............            46,746
     400   Eaton Corporation................................            39,575
   5,400   Ford Motor Company...............................           262,575
   2,800   General Motors Corporation.......................           170,625
   1,100   Goodyear Tire & Rubber Company...................            58,162
     500   ITT Industries...................................            18,687
   1,100   TRW, Inc. .......................................            58,781
                                                              ----------------
                                                                       699,617
                                                              ----------------
    Building Materials (.1%)
   1,200   Masco Corporation................................            35,700
                                                              ----------------
    Distribution Durables (.1%)
   1,300   Genuine Parts Company............................            40,381
                                                              ----------------
    Hardware and Tools ( -- )
     500   The Stanley Works................................            13,969
                                                              ----------------
    Houseware (.3%)
   1,100   Corning, Inc.....................................            77,000
   1,000   Maytag Corporation...............................            69,625
                                                              ----------------
                                                                       146,625
                                                              ----------------
    Leisure (.2%)
     300   Brunswick Corporation............................             8,212
   2,700   Hasbro, Inc......................................            70,200
   1,900   Mattel, Inc......................................            44,650
                                                              ----------------
                                                                       123,062
                                                              ----------------
    Lodging-Hotel (.2%)
   2,500   Hilton Hotels Corporation........................            32,656
   1,500   Marriott International, Inc......................            52,594
                                                              ----------------
                                                                        85,250
                                                              ----------------
    Photography/Imagery (.5%)
   1,500   Eastman Kodak Company............................           103,687
     300   Polaroid Corporation.............................             6,900

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CONSUMER CYCLICAL--CONTINUED
   2,800   Xerox Corporation................................     $     136,500
                                                              ----------------
                                                                       247,087
                                                              ----------------
    Publishing (.9%)
     900   Dow Jones &                                                  44,887
            Company, Inc....................................
     900   Gannett Company..................................            65,025
   1,500   Knight Ridder, Inc...............................            80,437
   1,200   McGraw-Hill Companies, Inc.......................            61,050
   2,700   New York Times Company...........................           106,144
   1,100   R.R. Donnelly & Sons Company.....................            38,500
     700   The Times Mirror Company.........................            42,175
     600   Tribune Company..................................            52,837
                                                              ----------------
                                                                       491,055
                                                              ----------------
    Retail (5.2%)
     400   American Greetings Corporation...................            11,750
   1,300   Autozone, Inc. (b)...............................            32,094
   2,200   Circuit City Stores, Inc. .......................           103,950
     600   Costco Companies, Inc. (b).......................            44,850
   2,100   Dayton Hudson Corporation........................           135,844
     300   Dillards, Inc....................................             9,244
   1,900   Federated Department Stores (b)..................            97,494
   4,062   Gap, Inc.........................................           189,899
     200   Harcourt General, Inc............................             9,287
   7,000   Home Depot, Inc. ................................           446,687
     800   JC Penny Company.................................            35,000
   5,100   K Mart Corporation (b)...........................            73,950
     700   Kohl's Corporation (b)...........................            53,244
   1,200   Lowe's Companies, Inc............................            63,300
   2,400   May Department Stores Company....................            92,850
     800   Nike, Inc........................................            41,600
   1,400   Nordstrom, Inc...................................            44,012
   1,700   Sears, Roebuck & Company.........................            68,850

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CONSUMER CYCLICAL--CONTINUED
   1,900   Sherwin-Williams Company.........................     $      51,300
   1,950   Staples, Inc. (b)................................            56,306
     800   Tandy Corporation................................            41,050
   1,200   The Limited, Inc.................................            54,825
   2,500   TJX Companies, Inc...............................            82,656
     600   Toys 'R' Us, Inc. (b)............................             9,750
  20,800   Wal-Mart Stores, Inc.............................           878,800
                                                              ----------------
                                                                     2,728,592
                                                              ----------------
    Service (.5%)
   4,100   Cendant Corporation (b)..........................            82,512
   2,300   Equifax, Inc.....................................            75,612
     300   H & R Block, Inc.................................            16,387
   3,900   Mirage Resort, Inc. (b)..........................            54,844
     600   Omnicom Group, Inc...............................            42,525
   1,000   Service Corporation International................            15,875
                                                              ----------------
                                                                       287,755
                                                              ----------------
    Textiles (.1%)
     200   Fruit of the Loom, Inc. (b)......................             1,587
     200   Liz Claiborne, Inc...............................             7,762
   1,800   V.F. Corporation.................................            71,100
                                                              ----------------
                                                                        80,449
                                                              ----------------
  CONSUMER STAPLES (11.4%)
    Beverage (2.3%)
   2,000   Anheuser-Busch Companies, Inc....................           157,875
     600   Brown-Forman, Inc................................            37,200
  11,100   Coca-Cola Company................................           669,469
   1,400   Coca-Cola Enterprises, Inc.......................            40,862
   6,200   PepsiCo, Inc. ...................................           242,575
   1,500   The Seagram Company, Ltd. (c)....................            76,969
                                                              ----------------
                                                                     1,224,950
                                                              ----------------

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CONSUMER STAPLES--CONTINUED
    Broadcasting (.3%)
   1,100   Clear Channel Communications (b).................     $      76,519
   2,600   Comcast Corporation..............................           100,100
                                                              ----------------
                                                                       176,619
                                                              ----------------
    Entertainment (1.7%)
   2,900   Carnival Corporation.............................           134,669
   5,400   Time Warner, Inc. ...............................           388,800
   3,300   Viacom, Inc. (b).................................           138,394
   9,200   Walt Disney Company..............................           254,150
                                                              ----------------
                                                                       916,013
                                                              ----------------
    Food (1.6%)
   1,500   Best Foods.......................................            73,125
   1,600   Campbell Soup Company............................            70,400
   1,600   Conagra, Inc.....................................            40,900
     600   General Mills, Inc. .............................            49,687
     900   Hershey Foods Corporation........................            52,200
   1,300   HJ Heinz Company.................................            61,262
   1,400   Kellogg Company..................................            48,737
     900   Quaker Oats Company..............................            61,256
   3,000   Ralston-Purina Group.............................            89,812
   1,200   RJR Nabisco Holdings Corporation.................            22,500
   3,200   Sara Lee Corporation.............................            70,400
   2,321   Unilever NV (c)..................................           162,180
     600   Wm. Wrigley Jr. Company..........................            47,812
                                                              ----------------
                                                                       850,271
                                                              ----------------
    Food & Health (.1%)
   1,200   SYSCO Corporation................................            39,225
                                                              ----------------
    Household Products (2.3%)
     600   Clorox Company...................................            67,200
   2,800   Colgate Palmolive Company........................           138,250
   5,100   Gillette Company.................................           223,444
   1,800   Minnesota Mining and Manufacturing...............           158,287
   1,388   Newell Rubbermaid, Inc...........................            60,031

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  CONSUMER STAPLES--CONTINUED
   6,100   Procter & Gamble Company.........................     $     552,050
                                                              ----------------
                                                                     1,199,262
                                                              ----------------
    Personal Care (.1%)
     500   Alberto-Culver Company...........................            12,781
   1,100   Avon Products....................................            50,050
                                                              ----------------
                                                                        62,831
                                                              ----------------
    Restaurants (.6%)
   6,000   McDonalds Corporation............................           250,125
     740   Tricon Global Restaurants, Inc. (b)..............            30,109
     500   Wendy's International, Inc.......................            14,531
                                                              ----------------
                                                                       294,765
                                                              ----------------
    Retail (1.2%)
   2,882   Albertson's, Inc.................................           143,199
   1,300   CVS Corporation..................................            64,675
   1,900   Kroger Company (b)...............................            49,994
   1,200   Rite Aid Corporation.............................            25,425
   1,800   Safeway, Inc. (b)................................            96,975
   3,700   Super Valu, Inc..................................            84,175
   3,600   Walgreen Company.................................           101,925
   1,500   Winn-Dixie Stores, Inc...........................            59,437
                                                              ----------------
                                                                       625,805
                                                              ----------------
    Service (.3%)
   2,800   Automatic Data Processing, Inc...................           112,175
   1,200   Ceridian Corporation (b).........................            33,600
     300   Deluxe Corporation...............................            11,250
                                                              ----------------
                                                                       157,025
                                                              ----------------
    Tobacco (.9%)
     500   Fortune Brands, Inc. ............................            19,750
  10,800   Philip Morris Companies, Inc.....................           402,300
   2,100   UST, Inc.........................................            65,100
                                                              ----------------
                                                                       487,150
                                                              ----------------

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  ENERGY (5.9%)
    Oil (4.9%)
   1,300   Amerada Hess Corporation.........................     $      76,944
   2,900   Chevron Corporation..............................           264,625
  11,400   Exxon Corporation................................           904,875
   3,700   Mobil Corporation................................           378,325
   3,200   Occidental Petroleum Corporation.................            62,600
     600   Phillips Petroleum Company.......................            30,787
   9,800   Royal Dutch Petroleum Company (c)................           597,800
   2,800   Texaco, Inc......................................           174,475
   1,600   Unocal Corporation...............................            63,500
     900   USX - Marathon Group.............................            27,338
                                                              ----------------
                                                                     2,581,269
                                                              ----------------
    Oil & Gas (1.0%)
     800   Anadarko Petroleum Corporation...................            30,550
     800   Ashland, Inc.....................................            30,400
   1,400   Atlantic Richfield Company.......................           126,088
   2,420   Baker Hughes, Inc................................            84,246
     452   Burlington Resources, Inc........................            19,973
   2,100   Halliburton Company..............................            96,863
   2,300   Schlumberger, Ltd. ..............................           139,294
                                                              ----------------
                                                                       527,414
                                                              ----------------
  FINANCIAL (15.3%)
    Auto Finance (.2%)
   2,600   Fleet Financial Group, Inc.......................           105,300
                                                              ----------------
    Banks (6.1%)
     750   AmSouth Bancorporation...........................            17,156
   8,193   Bank of America Corporation......................           543,842
   1,000   Bank of Boston Corporation.......................            46,938
   2,800   Bank of New York, Inc............................           103,425
   4,940   Bank One Corporation.............................           269,539
   3,000   BB&T Corporation.................................           105,750

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  FINANCIAL--CONTINUED
   3,800   Chase Manhattan Corporation......................     $     292,125
   1,450   Comerica, Inc. ..................................            80,475
     850   Fifth Third Bancorp..............................            55,303
   4,148   First Union Corporation..........................           190,808
   3,900   Firstar Corporation..............................           101,644
   1,331   Huntington Bancshares, Inc.......................            40,096
     600   J.P. Morgan & Company, Inc.......................            76,725
   1,200   KeyCorp..........................................            37,800
   2,400   Mellon Bank Corporation..........................            81,000
   1,400   Mercantile Bancorporation, Inc...................            76,300
   3,000   National City Corporation........................            89,250
     900   Northern Trust Corporation.......................            78,300
   1,200   PNC Bank Corporation.............................            63,450
   1,300   Regions Financial Corporation....................            46,231
   1,500   Southtrust Corporation...........................            55,125
   1,000   State Street Corporation.........................            70,875
   1,200   Summit Bancorp...................................            44,400
   1,300   Suntrust Banks, Inc..............................            83,850
   1,800   Synovus Financial Corporation....................            32,963
   2,553   U.S. Bancorp.....................................            79,462
   2,000   Union Planters Corporation.......................            88,625
     700   Wachovia Corporation.............................            54,644
   7,400   Wells Fargo Company..............................           288,600
                                                              ----------------
                                                                     3,194,701
                                                              ----------------
    Commercial Finance (.1%)
   1,300   Dun & Bradstreet Corporation.....................            41,275
                                                              ----------------
    Consumer Finance (1.2%)
   2,000   American Express Company.........................           263,500
   2,873   Associates First Capital Corporation.............           110,053

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  FINANCIAL--CONTINUED
   1,200   Capital One Financial Corporation................     $      55,650
   1,519   Household International, Inc.....................            65,223
   2,825   MBNA Corporation.................................            80,513
     800   SLM Holding Corporation..........................            36,400
                                                              ----------------
                                                                       611,339
                                                              ----------------
    Finance-Diversified (2.5%)
     800   American General Corporation.....................            61,900
  15,358   Citigroup, Inc...................................           684,391
   3,000   Federal Home Loan Mortgage Corporation...........           172,125
   4,700   Federal National Mortgage Association............           324,300
     900   MGIC Investment Corporation......................            44,381
                                                              ----------------
                                                                     1,287,097
                                                              ----------------
    Insurance (3.4%)
     574   Aegon N.V. (c)...................................            43,696
     900   Aetna, Inc.......................................            73,800
   1,200   AFLAC, Inc.......................................            55,650
   3,500   Allstate Corporation.............................           124,250
   5,575   American International Group.....................           647,397
   1,075   Aon Corporation..................................            40,245
   1,100   Chubb Corporation................................            65,794
   1,000   Cigna Corporation................................            88,188
     949   Conseco, Inc.                                                27,343
   1,000   Jefferson-Pilot Corporation......................            73,063
   2,000   Lincoln National Corporation.....................           100,000
     700   Loews Corporation................................            49,088
   1,100   Marsh & McLennen.................................            83,600
     600   MBIA, Inc........................................            34,350
     300   Progressive Corporation..........................            38,325
     750   Providian Financial..............................            68,250
     800   Safeco Corporation...............................            30,450
   1,800   St. Paul Companies, Inc..........................            56,025

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  FINANCIAL--CONTINUED
     600   The Hartford Financial Services Group, Inc.......     $      32,400
     400   Torchmark Corporation............................            13,150
     700   Unum Corporation.................................            36,225
                                                              ----------------
                                                                     1,781,289
                                                              ----------------
    Investment Bankers/Brokers (1.5%)
   4,050   Charles Schwab Corporation.......................           178,453
   2,600   Franklin Resources, Inc..........................            99,125
   1,700   Lehman Brothers Holdings, Inc....................            91,375
   1,500   Merrill Lynch & Co., Inc.........................           102,094
   2,530   Morgan Stanley Dean Witter & Co..................           228,016
   2,400   Paine Webber Group, Inc..........................            96,000
                                                              ----------------
                                                                       795,063
                                                              ----------------
    Public Finance (.1%)
   1,300   Countrywide Credit Industries....................            48,425
                                                              ----------------
    Savings and Loans (.2%)
     300   Golden West Financial Corporation................            28,781
   1,878   Washington Mutual, Inc...........................            64,439
                                                              ----------------
                                                                        93,220
                                                              ----------------
  HEALTH CARE (10.2%)
    Biotechnology (.3%)
   2,000   Amgen, Inc. (b)..................................           153,750
                                                              ----------------
    Drugs (5.8%)
   5,800   American Home Products Corporation...............           295,800
   9,200   Bristol-Myers Squibb Company.....................           611,800
   1,150   Cardinal Health, Inc. ...........................            78,488
   4,900   Eli Lilly & Company..............................           321,563
  11,100   Merck & Co., Inc.................................           751,331
  17,400   Pfizer, Inc. ....................................           590,513
   1,900   Pharmacia & Upjohn, Inc..........................           102,244

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  HEALTH CARE--CONTINUED
   6,700   Schering Plough Corporation......................     $     328,300
                                                              ----------------
                                                                     3,080,039
                                                              ----------------
    Health Care-Diversified (2.4%)
   6,800   Abbott Laboratories..............................           291,975
     700   Allergan, Inc....................................            66,150
   4,100   HealthSouth Rehabilitation Company (b)...........            50,225
   6,200   Johnson & Johnson................................           571,175
   4,000   Warner-Lambert Company...........................           264,000
                                                              ----------------
                                                                     1,243,525
                                                              ----------------
    Hospital Management (.3%)
   5,200   Columbia/HCA Healthcare Corporation..............           115,700
   3,400   Tenet Healthcare Corporation (b).................            60,988
                                                              ----------------
                                                                       176,688
                                                              ----------------
    Managed Care (.2%)
   1,400   HCR Manor Care, Inc. (b).........................            28,525
   1,200   Humana, Inc. (b).................................            13,050
   1,036   McKesson Corporation.............................            32,181
     700   United HealthCare Corporation....................            42,700
                                                              ----------------
                                                                       116,456
                                                              ----------------
    Medical Products/Supplies (1.2%)
   1,800   Alza Corporation (b).............................            87,525
     300   Bausch & Lomb, Inc...............................            21,544
     900   Baxter International, Inc........................            61,819
   1,200   Becton Dickinson & Company.......................            32,925
   2,300   Biomet, Inc......................................            83,663
   1,200   Boston Scientific Corporation (b)................            48,675
   1,300   Guidant Corporation..............................            76,131
     600   Mallinckrodt, Inc................................            20,325
   2,400   Medtronic, Inc. .................................           172,950
     400   St. Jude Medical, Inc. (b).......................            14,875
                                                              ----------------
                                                                       620,432
                                                              ----------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  TECHNOLOGY (20.6%)
   1,600   3 Com Corporation (b)............................     $      38,600
     200   Adobe Systems, Inc...............................            17,150
     900   Advanced Micro Devices, Inc. (b).................            15,469
   5,100   America Online, Inc. (b).........................           485,138
   2,100   Apple Computer, Inc. (b).........................           116,944
   2,400   Applied Materials, Inc. (b)......................           172,650
   1,500   BMC Software, Inc. (b)...........................            80,813
  14,700   Cisco Systems, Inc. (b)..........................           913,238
   6,861   Compaq Computer Corporation......................           164,664
   2,000   Computer Associates International................            91,750
     600   Computer Sciences Corporation (b)................            38,625
   1,400   Compuware Corporation (b)........................            38,850
  11,300   Dell Computer Corporation (b)....................           461,888
   1,700   Electronic Data Systems Corporation..............           102,531
   4,400   EMC Corporation (b)..............................           266,475
   2,000   First Data Corporation...........................            99,125
     156   Gartner Group, Inc. (b)..........................             3,374
     600   Gateway, Inc. (b)................................            45,713
   2,000   General Instrument Corporation (b)...............            90,750
     600   Harris Corporation...............................            18,188
   4,700   Hewlett-Packard Company..........................           492,031
   1,200   IMS Health, Inc..................................            33,450
  15,100   Intel............................................         1,041,900
   8,600   International Business Machines..................         1,080,913
     200   KLA-Tencor Corporation (b).......................            13,550
   1,600   LSI Logic Corporation (b)........................            80,500
  14,350   Lucent Technologies, Inc.........................           933,647
   2,500   Micron Technology, Inc. (b)......................           155,313
  24,000   Microsoft Corporation (b)........................         2,059,500
   2,800   Motorola, Inc....................................           255,500
     300   National Semiconductor Corporation (b)...........             7,425

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  TECHNOLOGY--CONTINUED
   2,720   Nortel Networks Corporation (c)..................     $     241,060
   3,100   Novell, Inc. (b).................................            79,825
   5,850   Oracle Corporation (b)...........................           222,666
   1,400   Parametric Technology Corporation (b)............            19,775
   2,400   Paychex, Inc.....................................            67,350
   3,100   Peoplesoft, Inc. (b).............................            42,238
   1,600   Seagate Technology, Inc. (b).....................            43,000
     900   Silicon Graphics, Inc. (b).......................            15,919
   3,500   Sun Microsystems, Inc. (b).......................           237,563
   1,800   Tellabs, Inc. (b)................................           110,813
   1,600   Texas Instruments, Inc. .........................           230,400
   2,000   Unisys Corporation (b)...........................            81,625
   1,000   W.W. Grainger, Inc...............................            47,250
                                                              ----------------
                                                                    10,855,148
                                                              ----------------
  TRANSPORTATION (1.0%)
    Air Freight (.2%)
   2,000   Federal Express Corporation (b)..................            89,625
                                                              ----------------
    Airlines (.3%)
     400   AMR Corporation (b)..............................            25,950
     400   Delta Air Lines, Inc.............................            23,850
   4,275   Southwest Airlines Company.......................            79,088
     300   USAir Group, Inc. (b)............................            10,688
                                                              ----------------
                                                                       139,576
                                                              ----------------
    Railroads (.5%)
   1,800   Burlington Northern Santa Fe Corporation.........            57,600
   1,400   CSX Corporation..................................            67,813
     500   Kansas City Southern Industries..................            27,625
   1,300   Norfolk Southern Corporation.....................            38,025
   1,100   Union Pacific Corporation........................            59,744
                                                              ----------------
                                                                       250,807
                                                              ----------------

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  UTILITIES (2.8%)
    Electric Companies (2.1%)
   1,800   AES Corporation (b)..............................     $     107,775
     200   Ameren Corporation...............................             7,800
     800   American Electric Power Company..................            28,300
   1,000   Carolina Power & Light Company...................            41,125
   1,600   Central & Southwest Corporation..................            34,100
     200   Cinergy Corporation..............................             5,988
     500   CMS Energy Corporation...........................            18,688
   1,900   Dominion Resources, Inc..........................            83,719
     600   DTE Energy Company...............................            23,475
   1,208   Duke Energy Corporation..........................            63,949
   4,000   Edison International.............................           101,250
   1,000   Entergy Corporation..............................            30,313
   2,200   FirstEnergy Corporation..........................            62,838
     600   FPL Group, Inc...................................            32,363
   1,200   GPU, Inc.........................................            46,050
     400   New Century Energies, Inc........................            13,875
     400   Northern States Power Company....................             9,000
   1,200   Pacific Gas & Electric Company...................            37,950
   1,500   Peco Energy Company..............................            63,563

                                                                   MARKET
SHARES                                                            VALUE(a)
--------                                                      ----------------
  UTILITIES--CONTINUED
   1,000   Public Service Enterprise Group..................     $      40,313
   1,100   Reliant Energy, Inc..............................            30,181
   3,300   Southern Company.................................            87,244
   1,800   Texas Utilities Company..........................            76,388
   1,200   Unicom Corporation...............................            47,100
                                                              ----------------
                                                                     1,093,347
                                                              ----------------
    Natural Gas (.7%)
   1,900   Coastal Corporation..............................            75,169
     300   Consolidated Natural Gas Company.................            18,788
   1,600   Enron Corporation................................           136,300
   1,400   Sempra Energy....................................            31,063
   2,000   The Williams Company.............................            84,125
                                                              ----------------
                                                                       345,445
                                                              ----------------
Total common stock
 (cost: $40,152,112)........................................        51,390,235
                                                              ----------------
DEPOSITORY RECEIPT (2.1%)
   8,350   S&P 500 Depository Receipt.......................         1,108,463
                                                              ----------------
Total depository receipt
 (cost: $1,154,187).........................................         1,108,463
                                                              ----------------

PRINCIPAL
----------
SHORT-TERM SECURITIES (.6%)
 $ 315,702    Federated Prime Obligation Fund, current rate 4.990%...............        315,702
                                                                                    ------------
              Total short-term securities (cost: $315,702).......................        315,702
                                                                                    ------------
              Total investments in securities (cost: $41,622,001)(d).............   $ 52,814,400
                                                                                    ------------
                                                                                    ------------

Notes to Investments in Securities
-----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 3.0% of net assets in foreign securities as of July 31, 1999.
(d) At July 31, 1999 the cost of securities for federal income tax purposes was $41,734,110. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

          Gross unrealized appreciation................  $13,168,686
          Gross unrealized depreciation................   (2,088,396)
                                                         -----------
          Net unrealized appreciation..................  $11,080,290
                                                         -----------
                                                         -----------

ADVANTUS Index 500 Fund
Statement of Assets and Liabilities
July 31, 1999

                                     ASSETS
Investments in securities, at market value - see accompanying schedule for detailed listing
 (identified cost: $41,622,001)..................................   $ 52,814,400
Cash in bank on demand deposit...................................            142
Receivable for Fund shares sold..................................         81,250
Receivable for investment securities sold........................         49,923
Accrued interest receivable......................................          1,027
Dividends receivable.............................................         41,918
Organizational costs (note 5)....................................         44,411
Receivable from Adviser..........................................         27,930
                                                                    ------------
    Total assets.................................................     53,061,001
                                                                    ------------

                                  LIABILITIES
Payable to Adviser...............................................         99,099
Payable for investment securities purchased......................        304,223
Payable for Fund shares redeemed.................................         47,168
                                                                    ------------
    Total liabilities............................................        450,490
                                                                    ------------
Net assets applicable to outstanding capital stock...............   $ 52,610,511
                                                                    ------------
                                                                    ------------
Represented by:
  Capital stock - authorized 10 billion shares (Class A - 2
  billion shares, Class B - 2 billion shares, Class C - 2 billion shares and 4 billion shares unallocated) of $.01 par value
  (note 1).......................................................   $     29,745
  Additional paid-in capital.....................................     41,201,780
  Accumulated net realized gains from investments................        186,587
  Unrealized appreciation on investments.........................     11,192,399
                                                                    ------------
    Total - representing net assets applicable to outstanding
    capital stock................................................   $ 52,610,511
                                                                    ------------
                                                                    ------------
Net assets applicable to outstanding Class A shares..............   $ 25,498,132
                                                                    ------------
                                                                    ------------
Net assets applicable to outstanding Class B shares..............   $ 24,202,406
                                                                    ------------
                                                                    ------------
Net assets applicable to outstanding Class C shares..............   $  2,909,973
                                                                    ------------
                                                                    ------------
Shares outstanding and net asset value per share:
  Class A - Shares outstanding 1,436,954.........................   $      17.74
                                                                    ------------
                                                                    ------------
  Class B - Shares outstanding 1,372,193.........................   $      17.64
                                                                    ------------
                                                                    ------------
  Class C - Shares outstanding 165,340...........................   $      17.60
                                                                    ------------
                                                                    ------------

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                                         STATEMENT OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 1999

Investment income:
  Interest.......................................................   $     15,531
  Dividends......................................................        555,717
                                                                    ------------
    Total investment income......................................        571,248
                                                                    ------------
Expenses (note 4):
  Investment advisory fee........................................        139,480
  Rule 12b-1 fees - Class A......................................         56,894
  Rule 12b-1 fees - Class B......................................        178,100
  Rule 12b-1 fees - Class C......................................         21,928
  Administrative services fee....................................         56,400
  Amortization of organizational costs...........................         17,764
  Transfer agent and shareholder servicing fees..................        131,227
  Custodian fees.................................................          6,260
  Auditing and accounting services...............................         12,981
  Legal fees.....................................................         12,425
  Directors' fees................................................            664
  Registration fees..............................................         43,636
  Printing and shareholder reports...............................         41,145
  Insurance......................................................          3,505
  S&P licensing fee..............................................          3,648
  Other..........................................................          6,669
                                                                    ------------
      Total expenses.............................................        732,726
                                                                    ------------
  Less fees and expenses waived or absorbed:
    Class A Rule 12b-1 fees......................................        (25,363)
    Other fund expenses..........................................       (229,663)
                                                                    ------------
      Total fees and expenses waived or absorbed.................       (255,026)
                                                                    ------------
      Total net expenses.........................................        477,700
                                                                    ------------
      Investment income - net....................................         93,548
                                                                    ------------
Realized and unrealized gains on investments:
  Net realized gains on investments (note 3).....................        211,208
  Net change in unrealized appreciation or depreciation on
    investments..................................................      6,581,538
                                                                    ------------
      Net gains on investments...................................      6,792,746
                                                                    ------------
Net increase in net assets resulting from operations.............   $  6,886,294
                                                                    ------------
                                                                    ------------

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 1999 AND 1998

                                                         1999            1998
                                                     ------------    ------------
Operations:
  Investment income - net.........................   $     93,548    $     89,077
  Net realized gain on investments................        211,208         155,958
  Net change in unrealized appreciation or
    depreciation on investments...................      6,581,538       2,694,442
                                                     ------------    ------------
      Increase in net assets resulting from
        operations................................      6,886,294       2,939,477
                                                     ------------    ------------
Distributions to shareholders from:
  Investment income - net:
    Class A.......................................       (121,500)        (99,594)
    Class B.......................................         (3,785)         (9,115)
    Class C.......................................            (15)         (1,291)
  Net realized gains on investments:
    Class A.......................................        (83,008)        (14,438)
    Class B.......................................        (69,737)         (6,117)
    Class C.......................................         (8,298)         (1,101)
                                                     ------------    ------------
      Total distributions.........................       (286,343)       (131,656)
                                                     ------------    ------------
Capital share transactions (notes 4 and 6):
  Proceeds from sales:
    Class A.......................................     10,263,823       7,485,540
    Class B.......................................     12,218,978       9,963,570
    Class C.......................................      1,887,095       1,231,311
  Proceeds from issuance of shares as a result of
    reinvested dividends:
    Class A.......................................        116,444          40,014
    Class B.......................................         73,336          15,232
    Class C.......................................          8,291           2,392
  Payments for redemption of shares:
    Class A.......................................     (4,003,764)     (1,740,078)
    Class B.......................................     (2,766,448)       (949,778)
    Class C.......................................       (837,889)       (208,843)
                                                     ------------    ------------
      Increase in net assets from capital share
        transactions..............................     16,959,866      15,839,360
                                                     ------------    ------------
      Total increase in net assets................     23,559,817      18,647,181
  Net assets at beginning of year.................     29,050,694      10,403,513
                                                     ------------    ------------
  Net assets at end of year (including
    undistributed net investment income of $0 and
    $11,532, respectively)........................   $ 52,610,511    $ 29,050,694
                                                     ------------    ------------
                                                     ------------    ------------

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                   JULY 31, 1999

(1) ORGANIZATION

    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C shares are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

    On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of Minnesota Life Insurance Company (Minnesota Life). Inception of the Fund was January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933. Prior to date of inception, Minnesota Life purchased 500,000 Class A shares for $5 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    The Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income by $20,220, decrease additional paid-in capital by $17,764 and decrease accumulated net realized gains by $2,456.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS

    For the year ended July 31, 1999, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $27,041,640 and $10,324,977, respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

    The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged First Data Investor Services Group, Inc. to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Prior to October 26, 1998, the Fund's transfer agent was Minnesota Life.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Ascend Financial Services, Inc. (Ascend), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. Prior to February 1, 1999, the Class A Plan provided for a distribution fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A Rule 12b-1 fees which exceeds, as a percentage of average daily net assets, .15 percent. Ascend waived Class A Rule 12b-1 fees in the amount of $25,363 for the year ended July 31, 1999.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

                                                         ADVANTUS INDEX 500 FUND
                                       NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4) EXPENSES AND RELATED PARTY TRANSACTIONS - (CONTINUED)

    Effective October 26, 1998, the Fund entered in a new shareholder and administrative services agreement with Minnesota Life. Under this agreement, the Fund pays a shareholder services fee, equal to $5 per shareholder account annually, to Minnesota Life for shareholder services which Minnesota Life provides. The Fund also pays Minnesota Life an administrative services fee equal to $5,700 per month for accounting, auditing, legal and other administrative services which Minnesota Life provides. Prior to February 1, 1999, the administrative services fee was $3,700 per month. Effective August 1, 1999, the administrative services fee is $6,200 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the year ended July 31, 1999, Advantus Capital voluntarily agreed to absorb $229,663 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Fund's three classes of shares amounted to $149,932.

    As of July 31, 1999, Minnesota Life and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                          NUMBER OF SHARES  PERCENTAGE OWNED
                                          ----------------  -----------------
Class A.................................        505,213             35.2%
Class B.................................          5,138               .4%
Class C.................................          5,129              3.1%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $11,739.

(5) ORGANIZATIONAL COSTS

    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6) CAPITAL SHARE TRANSACTIONS

    Transactions in shares for the years ended July 31, 1999 and 1998 were as follows:

                                                    CLASS A               CLASS B               CLASS C
                                              --------------------  --------------------  --------------------
                                                1999       1998       1999       1998       1999       1998
                                              ---------  ---------  ---------  ---------  ---------  ---------
Sold........................................    631,958    528,494    751,334    702,411    117,017     94,533
Issued for reinvested distributions.........      7,331      2,873      4,721      1,181        531        186
Redeemed....................................   (245,455)  (122,719)  (172,144)   (67,797)   (52,929)   (14,688)
                                              ---------  ---------  ---------  ---------  ---------  ---------
                                                393,834    408,648    583,911    635,795     64,619     80,031
                                              ---------  ---------  ---------  ---------  ---------  ---------
                                              ---------  ---------  ---------  ---------  ---------  ---------

(7) YEAR 2000 (UNAUDITED)

    In 1995, Minnesota Life began addressing computer systems requirements and applications to be Year 2000 ready. Based on a current study, Minnesota Life plans to spend approximately $12 million through 1999 to modify its computer information systems, enabling proper processing of transactions relating to the year 2000 and beyond. The Fund will not be charged for these expenses.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(8) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock and selected information for each period are as follows:

                                                              CLASS A                               CLASS B
                                                  --------------------------------      --------------------------------
                                                                      PERIOD FROM                           PERIOD FROM
                                                   YEAR ENDED JULY    JANUARY 31,        YEAR ENDED JULY    JANUARY 31,
                                                         31,           1997(d) TO              31,           1997(d) TO
                                                  ------------------    JULY 31,        ------------------    JULY 31,
                                                   1999       1998        1997           1999       1998        1997
                                                  -------    -------  ------------      -------    -------  ------------
Net asset value, beginning of period.........     $ 15.06    $ 12.89    $10.68          $ 15.01    $ 12.87    $10.69
                                                  -------    -------  ------------      -------    -------  ------------
Income from investment operations:
  Net investment income (loss)...............         .11        .10       .06             (.03)       .02       .01
  Net gains on securities (both realized and
    unrealized)..............................        2.74       2.21      2.21             2.73       2.17      2.21
                                                  -------    -------  ------------      -------    -------  ------------
    Total from investment operations.........        2.85       2.31      2.27             2.70       2.19      2.22
                                                  -------    -------  ------------      -------    -------  ------------
Less distributions:
  Dividends from net investment income.......        (.10)      (.12)     (.06)               -       (.03)     (.04)
  Distributions from capital gains...........        (.07)      (.02)        -             (.07)      (.02)        -
                                                  -------    -------  ------------      -------    -------  ------------
    Total distributions......................        (.17)      (.14)     (.06)            (.07)      (.05)     (.04)
                                                  -------    -------  ------------      -------    -------  ------------
Net asset value, end of period...............     $ 17.74    $ 15.06    $12.89          $ 17.64    $ 15.01    $12.87
                                                  -------    -------  ------------      -------    -------  ------------
                                                  -------    -------  ------------      -------    -------  ------------
Total return (a).............................       19.13%     18.19%    21.29%           18.10%     17.17%    20.77%
Net assets, end of period
  (in thousands).............................     $25,498    $15,711    $8,176          $24,202    $11,832    $1,962
Ratio of expenses to average daily net assets
  (c)........................................         .75%       .74%      .70%(b)         1.60%      1.60%     1.60%(b)
Ratio of net investment income (loss) to
  average daily net assets (c)...............         .64%       .83%     1.19%(b)        (.21)%     (.06)%      .29%(b)
Portfolio turnover rate (excluding short-term
  securities)................................        25.3%      59.2%      5.8%            25.3%      59.2%      5.8%

                                                              CLASS C
                                                  --------------------------------
                                                                      PERIOD FROM
                                                   YEAR ENDED JULY    JANUARY 31,
                                                         31,           1997(d) TO
                                                  ------------------    JULY 31,
                                                   1999       1998        1997
                                                  -------    -------  ------------
Net asset value, beginning of period.........     $ 14.97    $ 12.85    $10.69
                                                  -------    -------  ------------
Income from investment operations:
  Net investment income (loss)...............        (.03)       .01       .01
  Net gains on securities (both realized and
    unrealized)..............................        2.73       2.16      2.18
                                                  -------    -------  ------------
    Total from investment operations.........        2.70       2.17      2.19
                                                  -------    -------  ------------
Less distributions:
  Dividends from net investment income.......           -       (.03)     (.03)
  Distributions from capital gains...........        (.07)      (.02)        -
                                                  -------    -------  ------------
    Total distributions......................        (.07)      (.05)     (.03)
                                                  -------    -------  ------------
Net asset value, end of period...............     $ 17.60    $ 14.97    $12.85
                                                  -------    -------  ------------
                                                  -------    -------  ------------
Total return (a).............................       18.03%     17.09%    20.44%
Net assets, end of period
  (in thousands).............................     $ 2,910    $ 1,508    $  266
Ratio of expenses to average daily net assets
  (c)........................................        1.60%      1.60%     1.60%(b)
Ratio of net investment income (loss) to
  average daily net assets (c)...............       (.21)%     (.06)%      .29%(b)
Portfolio turnover rate (excluding short-term
  securities)................................        25.3%      59.2%      5.8%

------------

(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $255,026, $181,190 and $50,025 in expenses for the years ended July 31, 1999 and 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.04)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.77)%, (.97)% and (1.10)%, respectively.
(d)  Inception date of the Fund.

                                                    INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Advantus Index 500 Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the Advantus Index 500 Fund, Inc. (the Fund) as of July 31, 1999 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the two year period then ended and the period from January 31, 1997, date of inception, to July 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 1999 and the results of its operations, changes in its net assets and the financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                              KPMG LLP

Minneapolis, Minnesota
September 3, 1999

ADVANTUS INDEX 500 FUND
FEDERAL INCOME TAX INFORMATION

    The following information for federal income tax purposes is presented as an aid to shareholders in reporting the distributions paid by the Fund in the fiscal period ended July 31, 1999. Dividends for the 1999 calendar year will be reported to you on Form 1099-Div in late January 2000. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.

CLASS A

                                                                                   PER
PAYABLE DATE                                                                      SHARE
--------------------------------------------------------------------------------  ------
Income distribution-taxable as dividend income, 100% qualifying for deduction by corporations.
September 24, 1998..............................................................  $.0330
December 4, 1998*...............................................................   .0392
December 22, 1998...............................................................   .0247
March 19, 1999..................................................................   .0168
June 24, 1999...................................................................   .0231
                                                                                  ------
                                                                                  $.1368
                                                                                  ------
                                                                                  ------
Capital gains distributions-taxable as long-term capital gains, 20% rate.
December 4, 1998................................................................  $.0324
                                                                                  ------
                                                                                  ------

    *Represents $.0392 of short-term capital gains (taxable as dividend income).

CLASS B

                                                                                   PER
PAYABLE DATE                                                                      SHARE
--------------------------------------------------------------------------------  ------
Income distribution-taxable as dividend income, 100% qualifying for deduction by corporations.
September 24, 1998..............................................................  $.0043
December 4, 1998*...............................................................   .0392
                                                                                  ------
                                                                                  $.0435
                                                                                  ------
                                                                                  ------
Capital gains distributions-taxable as long-term capital gains, 20% rate.
December 4, 1998................................................................  $.0324
                                                                                  ------
                                                                                  ------

    *Represents $.0392 of short-term capital gains (taxable as dividend income).

CLASS C

                                                                                   PER
PAYABLE DATE                                                                      SHARE
--------------------------------------------------------------------------------  ------
Income distribution-taxable as dividend income, 100% qualifying for deduction by corporations.
September 24, 1998..............................................................  $.0002
December 4, 1998*...............................................................   .0392
                                                                                  ------
                                                                                  $.0394
                                                                                  ------
                                                                                  ------
Capital gains distributions-taxable as long-term capital gains, 20% rate.
December 4, 1998................................................................  $.0324
                                                                                  ------
                                                                                  ------

    *Represents $.0392 of short-term capital gains (taxable as dividend income).

                                                            SHAREHOLDER SERVICES

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that may apply.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account -- subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of "dollar-cost averaging".

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

AUTOMATIC INVESTMENT PLAN: This special purchase plan enables you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAS, OTHER QUALIFIED PLANS: You can use the Advantus Family of Funds for your Traditional, Roth or Education Individual Retirement Account or other qualified plans including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 8 a.m. to 4:45 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

HOW TO INVEST

You can invest in one or more of the eleven Advantus Funds through a local Registered Representative of Ascend Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005).

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., selects the Fund's investments.)

Advantus Capital Management, Inc. manages thirteen mutual funds containing $3.2 billion in assets in addition to $12.8 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 13 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund
Advantus Real Estate Securities Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                        [ADVANTUS -TM- FAMILY OF FUNDS]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC
                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-800-AFS-1838
                                (1-800-237-1838)

ASCEND FINANCIAL SERVICES, INC.                     PRESORTED STANDARD
400 ROBERT STREET NORTH                                U.S. POSTAGE
ST. PAUL, MN 55101-2098                                    PAID
                                                       ST. PAUL, MN
                                                     PERMIT NO. 3547

ADDRESS SERVICE REQUESTED

F. 51520 Rev. 9-1999